SEGMENT REPORTING	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
SEGMENT REPORTING	SEGMENT REPORTINGDuring the second quarter of 2022, the Company acquired American National and thus, reporting to the CODM was changed and now include three segments: Direct Insurance, Reinsurance and PRT. Effective as of the second quarter of 2022, the Company’s operations are organized into three operating segments: Direct Insurance, Reinsurance, and PRT. These segments are regularly reviewed by the Company’s chief operating decision maker (“CODM”) for the purpose of allocating resources to the segment and to assess its performance.
Prior to the acquisition of American National, the Company had two segments in 2021, namely Reinsurance and PRT; and one segment of PRT in 2020.
The key measure used by the CODM in assessing performance and in making resource allocation decisions is Distributable Operating Earnings ( "Distributable Operating Earnings", or "DOE").
Distributable Operating Earnings is calculated as net income excluding the impact of depreciation and amortization, deferred income taxes, and breakage and transaction costs, as well as certain investment and insurance reserve gains and losses, including gains and losses related to asset and liability matching strategies and change in market risk benefits, and is inclusive of our share of adjusted earnings from our investments in certain associates. DOE allows the CODM to evaluate the Company’s segments on the basis of return on invested capital generated by its operations and allows the Company to evaluate the performance of its segments.
The tables below provide each segment’s results in the format that the CODM reviews its reporting segments to make decisions and assess performance.

FOR THE YEAR ENDED DEC. 31 2022 US$ MILLIONS	Reinsurance[1]	Pension Risk Transfer[2]	Direct Insurance[3]	Total
Net premiums and other policy related revenues	$—	$1,555	$1,456	$3,011
Other net investment income, including funds withheld	277	120	717	1,114
Segment revenues	277	1,675	2,173	4,125
Benefits paid on insurance contracts, net	(207)	(156)	(1,189)	(1,552)
Changes in insurance reserves, net	68	(1,483)	248	(1,167)
Interest credited to other policyholder account balances	—	—	(156)	(156)
Other insurance and reinsurance expenses	(78)	—	(413)	(491)
Changes in deferred acquisition costs	—	—	122	122
Operating expenses excluding transactions costs	(21)	(15)	(329)	(365)
Interest expense	—	—	(41)	(41)
Current income tax (expense) recovery	—	—	(21)	(21)
Segment DOE	39	21	394	454
Depreciation expense				(13)
Income tax expenses				(10)
Transaction costs				(31)
Market risk benefit				127
Mark-to-market on investments and derivatives				(26)
Net income				$501

1.Net premiums in the Reinsurance segment are attributed to insurance contracts assumed from other companies.
2.Net premiums in the PRT segment include $2 million of insurance contracts ceded to other counterparties.
3.Net premiums in the Direct Insurance segment include $649 million of insurance contracts ceded to other counterparties.

FOR THE YEAR ENDED DEC. 31 2021 US$ MILLIONS	Reinsurance	Pension Risk Transfer	Total
Net premiums	$—	$1,016	$1,016
Other net investment income, including funds withheld	22		22
Segment revenues	22	1,016	1,038
Benefits paid on insurance contracts, net	(42)	—	(42)
	—		—
Changes in insurance reserves, net	49	(993)	(944)
Other insurance and reinsurance expenses	(9)		(9)
Operating expenses excluding transactions costs	(6)	(12)	(18)
Interest expense	(1)		(1)
Segment DOE	13	11	24
Income tax expenses			(2)
Transaction costs			(8)
Mark-to-market on investments and derivatives			(126)
Net income			$(112)

FOR THE YEAR ENDED DEC. 31 2020 US$ MILLIONS	Pension Risk Transfer	Total
Net premiums	$431	$431
Other net investment income, including funds withheld	30	30
Segment revenues	461	461
Benefits paid on insurance contracts, net	(453)	(453)
Other corporate expenses	(6)	(6)
Current income tax expense	(1)	(1)
Segment DOE	1	1
Mark-to-market on investments and derivatives		6
Net income		$7
Our Direct Insurance business involves direct origination of insurance policy including life, annuity, health and property and casualty products. Total premium revenues recorded within our Direct Insurance segment for the year ended December 31, 2022 were from transactions with U.S. retail customers.
Our Reinsurance business is focused primarily on the reinsurance of annuity-based products and transacts with direct insurers and other reinsurers. All existing reinsurance contracts are with U.S. based insurance companies. Total premium revenues recorded within our Reinsurance segment for the year ended December 31, 2022 were from transactions with two United States ceding companies and represented 27% (2021 - 63%) and 1% (2021 - 22%) of total premium revenues,respectively.
Our PRT business specializes in North American defined benefit pension plan assets. Total premium revenues recorded within our PRT segment for the years ended December 31, 2022, 2021 and 2020 were from Canadian counterparties, with the exception of one PRT transaction closed in late 2022 for $2 million dollars with a U.S. corporate sponsor.
For the purpose of monitoring segment performance and allocating resources between segments, the CODM monitors the assets, including investments accounted for using the equity method, liabilities and common equity attributable to each segment.

AS AT DEC.31, 2022 US$ MILLIONS	Reinsurance	Pension Risk Transfer	Direct Insurance	Other[1]	Total
Assets	$9,316	$3,420	$29,541	$1,181	$43,458
Liabilities	7,644	3,216	25,786	2,547	39,193
Equity and other	1,672	204	3,755	(1,366)	4,265

AS AT DEC.31, 2021 US$ MILLIONS	Reinsurance	Pension Risk Transfer	Direct Insurance	Other[1]	Total
Assets	$8,007	$2,487	$—	$1,083	$11,577
Liabilities	6,890	2,356	—	986	10,232
Equity and other	1,117	131	—	97	1,345

AS AT DEC.31, 2020 US$ MILLIONS	Reinsurance	Pension Risk Transfer	Direct Insurance	Other[1]	Total
Assets	$—	$1,414	$—	$—	$1,414
Liabilities	—	1,285	—	—	1,285
Equity	—	129	—	—	129
1.Other represents assets, liabilities and common equity attributable to other activities that do not constitute a segment.

FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	2022	2021
United States	$1,696	$1,088
Canada	66	31
Bermuda	8	—
Cayman Islands	174	181
Total non-current assets	$1,944	$1,300